Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 11,973.3	$ 8,980.9
Acquisitions	370.2	3,164.1
Finalization of purchase price allocations for prior year acquisitions	(4.3)	0.6
Revision to goodwill allocable to discontinued operations	13.1
Sale of business		(10.0)
Currency translation	122.7	(159.7)
Other	(0.5)	(2.6)
Ending balance	12,474.5	11,973.3
Discontinued Operations [Member]
Goodwill [Roll Forward]
Ending balance		14.7
Analytical Technologies [Member]
Goodwill [Roll Forward]
Beginning balance	3,090.4	1,786.4
Acquisitions	15.6	1,316.9
Finalization of purchase price allocations for prior year acquisitions	(0.9)	(4.4)
Sale of business		(0.1)
Currency translation	10.0	(7.7)
Other	16.7	(0.7)
Ending balance	3,131.8	3,090.4
Specialty Diagnostics [Member]
Goodwill [Roll Forward]
Beginning balance	3,870.6	2,192.9
Acquisitions	273.5	1,828.8
Finalization of purchase price allocations for prior year acquisitions	(3.4)
Currency translation	106.7	(150.1)
Other	(18.2)	(1.0)
Ending balance	4,229.2	3,870.6
Laboratory Products and Services [Member]
Goodwill [Roll Forward]
Beginning balance	5,012.3	5,001.6
Acquisitions	81.1	18.4
Finalization of purchase price allocations for prior year acquisitions	0	5.0
Revision to goodwill allocable to discontinued operations	13.1
Sale of business		(9.9)
Currency translation	6.0	(1.9)
Other	1.0	(0.9)
Ending balance	$ 5,113.5	$ 5,012.3